Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 569,320,967.74
Previously Paid Amount	0.00
Total Fee Amount	78,623.23
Total Offset Amount	78,623.23
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false